FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE MEASUREMENT:
NOTE 5 – FAIR VALUE MEASUREMENT:

a.	Fair value of financial instruments measured at fair value on a periodic basis

	Level	June 30, 2023	December 31, 2022
Financial Assets:
Derivative FPA (*)	3	-	40,852
Total		-	40,852
Financial Liabilities:
Warrants	3	-	-
SPAC Public Warrants	1	91	286
SPAC Private Warrants	2	39	121
Price Adjustment shares	3	183	19,898
Derivative FPA (*)	3	13,270	-
Total		13,583	20,305

(*) Current and Non-current

b.	Classification of financial instruments by fair value hierarchy:

The financial instruments measured in the balance sheet at fair value are classified, according to groups with similar characteristics, into a fair value ranking as follows, determined in accordance with the data source used to determine the fair value:

Level 1: Quoted prices (without adjustments) in an active market of identical assets and liabilities.
Level 2: Non-quoted prices data included in Level 1 which can be viewed directly or indirectly.
Level 3: Data that are not based on viewable market information (assessment techniques without the use of viewable market data).

Warrants Level 3
For the period ended June 30, 2022
Balance at January 1, 2022	1,392
Changes in fair value recognized in finance expenses	(102)
Balance at June 30, 2022	1,290

SPAC Warrants Level 1
For the period ended June 30, 2023
Balance at January 1, 2023	(407)
Changes in fair value recognized in finance expenses	277
Balance at June 30, 2023	(130)

PAS Level 3
For the period ended June 30, 2023
Balance at January 1, 2023	(19,898)
Changes in fair value recognized in finance expenses	19,715
Balance at June 30, 2023	(183)

Derivatives FPA (*) Level 3
For the period ended June 30, 2023
Balance at January 1, 2023	40,852
Cash received	(10,026)
Changes in fair value recognized in finance expenses	(44,096)
Balance at June 30, 2023	(13,270)

(*) Current and Non-current